Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CitroTech Inc.
Entity Central Index Key	0000894556
Entity Primary SIC Number	2800
Entity Tax Identification Number	87-2765150
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	6400 S. Fiddlers Green Cir.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(800)
Local Phone Number	401-4535
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false